Share based compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share based compensation
The Luxfer Group Employee Share Ownership Plan
The trust
In 1997, the Group established an employee benefit trust ("the ESOP") with independent Trustees, to purchase and hold shares in the Group in trust to be used to satisfy options granted to eligible senior employees under the Group's share plans established from time to time.
The ESOP was established with the benefit of a gift equivalent to the set up and running costs. Purchase monies and costs required by the ESOP Trustees to purchase shares for and under the provisions of the trust are provided by way of an interest free loan from a Group subsidiary. The loan is repayable, in normal circumstances, out of monies received from senior employees when they exercise options granted to them over shares. Surplus shares are held by the ESOP Trustees to satisfy future option awards. The ESOP Trustees have waived their right to receive dividends on shares held in trust. The Remuneration Committee is charged with determining which senior employees are to be granted options and in what number subject to the relevant plan rules.
The current plan
The current share option plan, implemented by the Group in February 2007 is The Luxfer Holdings Executive Share Option Plan ("the Plan"), which consists of two parts. Part A of the Plan is approved by HM Revenue & Customs and Part B is unapproved. Options can be exercised at any time up to the tenth anniversary of their grant subject to the rules of the relevant part of the Plan. As a result of the I.P.O. all leaver restrictions over the shares were released. There are no other performance criteria attached to the options.
Movements in the year
The movement in the number of shares held by the Trustees of the ESOP and the number of share options held over those shares are shown below:

	Number of shares held by ESOP Trustees
	£0.0001 deferred shares	£0.50 ordinary shares
At January 1, 2017	15,977,968,688	55,816
Shares utilized during the year	—	(34,594)
Shares transferred into ESOP during the year	—	83,487
At December 31, 2017	15,977,968,688	104,709

At December 31, 2017, the loan outstanding from the ESOP was $2.6 million (2016: $2.6 million).
The market value of each £0.50 ordinary share held by the ESOP at December 31, 2017 was $15.80 (2016: $10.89).
Share based compensation
Luxfer Holdings PLC Long-Term Umbrella Incentive Plan and Luxfer Holdings PLC Non-Executive Directors Equity Incentive Plan
As an important retention tool and to align the long-term financial interests of our management with those of our shareholders, the Group adopted the Luxfer Holdings PLC Long-Term Umbrella Incentive Plan (the "LTiP") for the Group's senior employees, and the Luxfer Holdings PLC Non-Executive Directors Equity Incentive Plan (the "Director EIP") for the Non-Executive Directors.
The equity or equity-related awards under the LTiP and the Director EIP are based on the ordinary shares of the Group. The Remuneration Committee administers the LTiP and have the power to determine to whom the awards will be granted, the amount, type and other terms. Awards under the Director EIP are non-discretionary and purely time-based.
Share option and restricted stock awards
As a tool to retain key people and align their interests with those of shareholders, a one-off award of market-value options was made to a small number of executives and the non-executive directors immediately prior to the I.P.O. in 2012. 40% of the options granted vested immediately and 20% of the options vested upon each of the first, second and third anniversaries of the I.P.O.
In January 2013, 306,200 Restricted Stock Units and Options over ordinary shares, were granted under the LTiP and 9,252 ADS Restricted Stock was granted under the Director EIP. In March 2013, 1,924 ADS Restricted Stock was granted under the Director EIP. These awards were a mixture of time-based, market-based and performance-based awards.
In March 2014, 201,870 Restricted Stock Units and Options over ordinary shares were granted under the LTiP, which were all performance-based awards. Following the Annual General Meeting on May 29, 2014, 12,517 Restricted Stock Units and Options over ordinary shares were granted under the Director EIP, which were all time-based awards.
In June 2015, 46,800 Restricted Stock Units and Options over ordinary shares were granted under the LTiP, which were all time-based awards. Following the Annual General Meeting on May 28, 2015, 15,943 Restricted Stock Units and Options over ordinary shares were granted under the Director EIP, which were all time-based awards.
In March 2016, 95,140 Restricted Stock Units and Options over ordinary shares were granted under the LTiP, which were all time-based awards. Following the Annual General Meeting on May 24, 2016, 12,520 Restricted Stock Units and Options over ordinary shares were granted under the Director EIP, which were all time-based awards.
In March 2017, 139,800 Restricted Stock Units and Options over ordinary shares were granted under the LTiP, which were all time-based awards. Following the Annual General Meeting on May 23, 2017, 21,814 Restricted Stock Units and Options over ordinary shares were granted under the Director EIP, which were all time-based awards.

	2017	2016	2015
	$M	$M	$M
I.P.O. related share based compensation charges	—	—	0.1
Other share based compensation charges	2.2	1.4	1.3
Restructuring share based compensation charges	0.9	—	—
	3.1	1.4	1.4

There were no cancellations or modifications to the awards in 2017, 2016 or 2015.
The following table illustrates the number of, and movements in, share options during the year, with each option relating to 1 ordinary share:

	2017	2017	2016	2016
	Number	Weighted average exercise price	Number	Weighted average exercise price
At January 1	963,789	$8.51	1,144,534	$7.26
Granted during the year	386,614	$0.65	107,660	$0.67
Exercised during the year	(172,501)	$(5.03)	(132,599)	$(0.67)
Accrued dividend awards	12,258	$0.65	12,572	$0.67
Lapsed during the year	(7,845)	$(0.65)	(168,378)	$(0.67)
At December 31	1,182,315	$6.42	963,789	$8.51

Within the share options which were outstanding at the year-end of 1,182,315 (2016: 963,789), 740,253 (2016: 819,856), were able to be exercised. The weighted average remaining contractual life for the share options outstanding at December 31, 2017 was 2.4 years (2016: 2.9 years). The weighted average fair value of options granted during the year was $9.82 (2016: $9.39).
The following table illustrates the assumptions used in deriving the fair value of share options during the year:

	2017	2016
Dividend yield (%)	4.00	4.00
Expected volatility range (%)	26.81 - 35.81	29.73 – 38.73
Risk-free interest rate (%)	1.00 - 2.01	0.36 – 1.05
Expected life of share options range (years)	0.50 - 7.36	1 - 3.5
Weighted average exercise price ($)	$0.65	$0.67
Model used	Black-Scholes	Black-Scholes

The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
Employee share incentive plans
The Group operates an all-employee share incentive plan in its U.K. and U.S. operations and will look to implement plans in other geographic regions.